SHIPS, PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables Explanatory [Abstract]
SHIPS, PROPERTY, PLANT AND EQUIPMENT
13	SHIPS, PROPERTY, PLANT AND EQUIPMENT

	Office equipment, furniture and fittings and motor vehicles	Plant and equipment	Ships	Drydocking	Construction in progress	Freehold land and buildings	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2020	4,994	4,802	497,569	11,432	774	268	519,839
Additions	67	-	1,716	7,307	-	-	9,090
Disposals	(118)	(738)	(24)	(3,602)	-	-	(4,482)
Acquisition of subsidiary (Note 39.1 and Note 39.2) (i)	-	287	239,773	3,823	-	-	243,883
Reclassification to inventories (Note 12)	-	-	(105,966)	(3,535)	-	-	(109,501)
Reclassification to disposal group held for sale (Note 38)	(659)	-	-	-	-	-	(659)
Effect of foreign currency exchange differences	55	6	-	-	-	(9)	52
Balance at 31 December 2020	4,339	4,357	633,068	15,425	774	259	658,222
Additions	49	-	25,626	7,829	-	-	33,504
Disposals	(30)	(25)	-	(4,532)	-	-	(4,587)
Reclassification to inventories (Note 12)	-	-	(69,599)	(605)	-	-	(70,204)
Effect of foreign currency exchange differences	(169)	(1)	-	-	-	(21)	(191)
Balance at 31 December 2021	4,189	4,331	589,095	18,117	774	238	616,744
Accumulated depreciation:
Balance at 1 January 2020	4,607	4,307	114,018	4,607	-	-	127,539
Depreciation from continuing operations	39	378	16,478	5,147	-	-	22,042
Depreciation from discontinued operation	83	-	1,785	61			1,929
Disposals	(117)	(738)	-	(1,600)	-	-	(2,455)
Reclassification	-	-	1,013	(1,013)			-
Reclassification to inventories (Note 12)	-	-	(43,921)	(1,105)	-	-	(45,026)
Reclassification to disposal group held for sale (Note 38)	(451)	-	-	-	-	-	(451)
Effect of foreign currency exchange differences	76	3	-	-	-	-	79
Balance at 31 December 2020	4,237	3,950	89,373	6,097	-	-	103,657
Depreciation from continuing operations	51	145	18,668	7,053	-	-	25,917
Depreciation from discontinued operation	1	-	-	-	-	-	1
Disposals	(30)	(18)	-	(4,532)	-	-	(4,580)
Reclassification to inventories (Note 12)	-	-	(8,811)	(171)	-	-	(8,982)
Effect of foreign currency exchange differences	(167)	-	-	-	-	-	(167)
Balance at 31 December 2021	4,092	4,077	99,230	8,447	-	-	115,846
Impairment:
Balance at 1 January 2020	-	-	83,479	3,314	310	-	87,103
Impairment losses recognised in profit and loss from continuing operations	-	-	5,148	-	-	-	5,148
Impairment losses recognised in profit and loss from discontinued operation	138	-	9,951	1,183	-	-	11,272
Disposal	-	-	(1,109)	(892)	-	-	(2,001)
Reclassification to disposal group held for sale (Note 38)	(138)	-	-	-	-	-	(138)
Reclassification to inventories (Note 12)	-	-	(19,700)	(2,422)	-	-	(22,122)
Balance at 31 December 2020	-	-	77,769	1,183	310	-	79,262
Impairment losses recognised in profit and loss from discontinued operation	1	-	-	-	-	-	1
Reversal of impairment recognised in profit and loss from continuing operations	-	-	(2,808)	(749)	-	-	(3,557)
Reclassification to inventories (Note 12)	-	-	(11,853)	(434)	-	-	(12,287)
Balance at 31 December 2021	1	-	63,108	-	310	-	63,419

Carrying Amount:
At 31 December 2021	96	254	426,757	9,670	464	238	437,479
At 31 December 2020	102	407	465,926	8,145	464	259	475,303

(i)
Ships of US$239,773,000 and drydocking of US$3,823,000 were assets acquired as part of the IVS Bulk transaction in 2020 (Note 39.1) and plant andequipment of US$287,000 was acquired as part of the IBC transaction in 2020 (Note 39.2).

Certain ships are pledged to secure bank borrowin
g
s as disclosed in Note 25.